Concentrations of Risk (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended			2 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Workforce Subject to Collective Bargaining Arrangements	Dec. 31, 2013 Workforce Subject to Collective Bargaining Arrangements Expiring within One Year	Dec. 31, 2013 Office Depot (including OfficeMax) Credit Concentration Risk	Dec. 31, 2013 Office Depot (including OfficeMax) Total Company Sales Revenue Customer Concentration Risk	Dec. 31, 2013 Office Depot (including OfficeMax) Total Company Receivables Customer Concentration Risk	Dec. 31, 2013 Paper Office Depot (including OfficeMax) Paper Segment Sales Revenue Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage			50.00%	20.00%		2.00%	6.00%	38.00%
Percentage Of Hourly Employees Represented By Unions	75.00%
Accounts Receivable, Net, Current	$ 643,083	$ 352,142			$ 39,200
Number of employees of PCA	13,600